Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2020	Oct. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 22, 2019	Oct. 19, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Withdrawn from trust for working capital purposes (up to a maximum per year)			$ 750,000		$ 750,000			$ 750,000	$ 1,927,000
Federal depository insurance coverage			250,000		250,000			250,000
Offering costs			17,379,000		17,379,000			17,379,000
Underwriter discounts					16,500,000			16,500,000
Payment of deferred cost					10,500,000			10,500,000
Professional, printing, filing, regulatory and other costs					887,000			887,000
Income tax expense			$ (7,000)	$ 325,000	$ 191,000	$ 1,055,000		$ 1,320,000	$ 1,130,000
Percentage of income tax rate			(1.00%)	86.00%	9.00%	41.00%		49.00%	29.00%
Deferred tax assets			$ 1,718,000		$ 1,718,000			$ 1,080,000	$ 355,000
Deferred tax assets								$ 1,080,000
Shares subject to possible redemption, shares (in Shares)	30,000,000	694,820			30,000,000
Common stock subject to possible redemption, shares (in Shares)	23,182,481		4,328,690		4,328,690			28,344,013	28,916,141
Redemptions shares issued and outstanding (in Shares)		6,122,699	6,122,699		6,122,699			29,305,180	30,000,000		29,305,180
Redeem public shares in net tangible assets					$ 5,000,001			$ 5,000,001
Sale of units in public offering, shares (in Shares)					1,794,009			30,000,000
Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Sale of units in public offering, shares (in Shares)							961,167
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption, shares (in Shares)	23,877,301
Class A Common Stock
Summary of Significant Accounting Policies (Details) [Line Items]
Diluted income (loss) per common share (in Shares)					23,750,000			23,750,000
Shares subject to possible redemption, shares (in Shares)					694,820
Redemptions shares issued and outstanding (in Shares)								29,305,180		29,305,180